Offerings - Offering: 1	Nov. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share, to be issued pursuant to the Western Digital Corporation Amended and Restated 2005 Employee Stock Purchase Plan (the ESPP)
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	130.12
Maximum Aggregate Offering Price	$ 1,040,960,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 143,756.58
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional shares of Company common stock, par value $0.01 per share (Common Stock), that become issuable under the plans set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without Company receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock, as applicable. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon a 5% discount from the average of the high and low prices of the Common Stock on the Nasdaq Global Select Market on November 21, 2025, such discount representing the maximum permissible discount offered pursuant to the ESPP.